Trade Payables (Schedule of Trade Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current
Trade Payables	$ 25,082	$ 36,994
Accrued expenses and other payables	22,590	21,901
Current trade payables	$ 47,672	$ 58,895